UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22794

Gator Trust Series

(Exact Name of Registrant as Specified in Charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of Principal Executive Offices)(Zip Code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s Telephone Number, including Area Code:  (813) 282-7870

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Gator Financial Fund
	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 87.01%

Banks - 22.84%
4,200	Ally Financial, Inc.	$ 128,352
11,500	Barclays Plc. ADR *	109,480
4,300	ConnectOne Bancorp, Inc.	110,596
8,600	Credit Suisse Group AG ADR (Switzerland) *	115,670
450	SVB Financial Group *	112,968
9,000	UBS Group AG (Switzerland) *	113,220
2,400	Western Alliance Bancorp, Inc.	136,800
		827,086
Diversified Financial Services - 29.45%
6,500	Brightsphere Investment Group Plc.	66,430
25,600	Great Elm Capital Group, Inc. *	85,504
2,400	Morgan Stanley	122,688
4,100	OneMain Holdings, Inc.	172,815
1,300	Raymond James Financial Inc.	116,298
18,600	SLM Corp.	165,726
3,200	Synchrony Financial	115,232
700	The Goldman Sachs Group, Inc.	160,951
2,900	Victory Capital Holdings, Inc.	60,813
		1,066,457

Insurance - 14.01%
9,800	Ambac Financial Group, Inc. *	211,386
1,100	Primerica Inc.	143,616
2,500	Voya Financial, Inc.	152,450
		507,452

Metals & Mining - 1.20%
7,000	Suncoke Energy, Inc.	43,610

Real Estate - 19.51%
23,500	BBX Capital Corp. Class A	112,095
6,000	Cushman & Wakefield PLC (United Kingdom) *	122,640
5,700	KKR & Co., Inc. Class A	166,269
2,000	Seritage Growth Prop. *	80,160
8,000	Site Centers Corp.	112,160
1,800	Wyndham Hotels & Resorts, Inc.	113,058
		706,382

TOTAL COMMON STOCKS (Cost $2,678,312) - 87.01%		3,150,987

PREFERRED STOCK - 5.01%
16,000	Federal National Mortgage Association, Series T, 8.25% *	181,280
TOTAL PREFERRED STOCKS (Cost $144,673) - 5.01%		181,280

REAL ESTATE INVESTMENT TRUSTS - 3.04%
Real Estate - 3.04%
4,100	Outfront Media Inc.	109,962
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $99,823) - 3.04%		109,962

WARRANTS - 3.11%
5,800	Zions Bancorp, N.A. *	112,520
TOTAL WARRANTS (Cost $95,607) - 3.11%		112,520

MONEY MARKET FUND - 1.73%
62,499	Fidelity Investments Money Market Government Portfolio - Institutional Class 1.53% **	62,499
TOTAL MONEY MARKET FUND (Cost $62,499) - 1.73%		62,499

TOTAL INVESTMENTS (Cost $3,080,914) *** - 100.33%		$ 3,617,248

OTHER ASSETS LESS LIABILITIES (0.11)%		4,062

NET ASSETS - 100.00%		$ 3,621,310

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2019

*** At December 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,080,914 amounted to $536,334 which consisted of aggregate gross unrealized appreciation of $701,043 and aggregate gross unrealized depreciation of $164,709.

NOTES TO FINANCIAL STATEMENTS
Gator Financial Fund
1. SECURITY TRANSACTIONS

At December 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,080,914 amounted to $536,334 which consisted of aggregate gross unrealized appreciation of $701,043 and aggregate gross unrealized depreciation of $164,709.

2. SECURITY VALUATION
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best  information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,150,987	$0	$0	$3,150,987
Limited Partnerships	$0	$0	$0	$0
Preferred Stocks	$181,280	$0	$0	$181,280
Real Estate Investment Trusts	$109,962	$0	$0	$109,962
Rights	$0	$0	$0	$0
Warrants	$112,520	$0	$0	$112,520
Cash Equivalents	$62,499	$0	$0	$62,499
Total	$3,617,248	$0	$0	$3,617,248

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Gator Series Trust

By /s/ Derek S. Pilecki

Derek S. Pilecki

President and Secretary (Principal Executive Officer)

Date: February 14, 2020

By /s/ Erik Anderson

Erik Anderson

Principal Financial Officer

Date: February 14, 2020